Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We believe that cybersecurity is important to our operations and we recognize the importance of timely and appropriately assessing, preventing, identifying and managing risks associated with cybersecurity threats. Such risks include, among other things, potential operational risks, financial risks, intellectual property theft, fraud, extortion, harm to employees and clients, violation of privacy and other litigation and legal risks, and reputational risks.

The management of the operation and the business affairs of a Cayman Islands company lies within the power of its BOD. Directors of companies incorporated under the Cayman Companies Act are subject to both statutory obligations under the Cayman Companies Act as well as fiduciary duties under the common law to the extent applicable to Cayman Islands companies. In addition to the statutory duties which include duties such as reporting obligations, the maintenance of internal company registers, accounting requirements, etc., directors of Cayman Islands companies owe fiduciary duties including the duty to act in good faith and in the best interests of the company as well as a duty to act with care, skill and diligence under English common law principles. Maintaining sufficient protection against the increasing risks associated with cybercrime is clearly one of the key challenges to the commercial world and in our view, it is one of the duties of the Company’s BOD to oversee cybersecurity risks.

Our BOD plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. The board delegated the responsibility of overseeing cybersecurity risks to the management of the Company and requires prompt reporting by the management to the board if any cybersecurity risks are detected. The Company has a team of 2 employees responsible for cyber security issues and they report to the management. The board receives regular reports from our management, including our technical director, on material cybersecurity risks and the degree of our exposure to those risks, including in connection with our supply chain, suppliers and other service providers. While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks and that our board leadership structure supports this approach.

Cybersecurity Risk Board of Directors Oversight [Text Block]

The management of the operation and the business affairs of a Cayman Islands company lies within the power of its BOD. Directors of companies incorporated under the Cayman Companies Act are subject to both statutory obligations under the Cayman Companies Act as well as fiduciary duties under the common law to the extent applicable to Cayman Islands companies. In addition to the statutory duties which include duties such as reporting obligations, the maintenance of internal company registers, accounting requirements, etc., directors of Cayman Islands companies owe fiduciary duties including the duty to act in good faith and in the best interests of the company as well as a duty to act with care, skill and diligence under English common law principles. Maintaining sufficient protection against the increasing risks associated with cybercrime is clearly one of the key challenges to the commercial world and in our view, it is one of the duties of the Company’s BOD to oversee cybersecurity risks.

Our BOD plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. The board delegated the responsibility of overseeing cybersecurity risks to the management of the Company and requires prompt reporting by the management to the board if any cybersecurity risks are detected. The Company has a team of 2 employees responsible for cyber security issues and they report to the management. The board receives regular reports from our management, including our technical director, on material cybersecurity risks and the degree of our exposure to those risks, including in connection with our supply chain, suppliers and other service providers. While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks and that our board leadership structure supports this approach.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our BOD plays an active role in monitoring cybersecurity risks and is committed to the prevention, timely detection, and mitigation of the effects of any such incidents on our operations. The board delegated the responsibility of overseeing cybersecurity risks to the management of the Company and requires prompt reporting by the management to the board if any cybersecurity risks are detected. The Company has a team of 2 employees responsible for cyber security issues and they report to the management. The board receives regular reports from our management, including our technical director, on material cybersecurity risks and the degree of our exposure to those risks, including in connection with our supply chain, suppliers and other service providers.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	While the board oversees our cybersecurity risk management, management is responsible for day-to-day risk management processes. We believe this division of responsibilities is the most effective approach for addressing our cybersecurity risks and that our board leadership structure supports this approach.